SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO LEASES (Details) (Parenthetical) - USD ($)	Dec. 31, 2021	Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Property, plant and equipment and finance lease right-of-use asset	$ 1,735	$ 18,136